Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Operating activities
Net income (loss)	$ (9,288)	$ 33,118	$ 8,171
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	4,043	35,565	33,414
Amortization	11,910	28,629	27,345
Amortization of deferred financing costs and debt discount	518	3,275	4,465
Share-based compensation		11,329
Excess tax benefits related to share-based payments		(728)
Deferred income taxes	(5,246)	(3,826)	(1,258)
Equity in earnings of joint venture		(1,037)	(1,649)
(Gain) loss on disposal of property, plant, and equipment	(1)	(30)	75
Asset impairment	23	988	1,105
Loss on early extinguishment of debt		2,224	24,487
Dividend from joint venture			577
Changes in operating assets and liabilities:
Accounts receivable, net	397	(2,931)	(1,755)
Inventories, net	11,412	(13,902)	(14,099)
Prepaid expenses and other assets	(807)	(8,074)	6,218
Accounts payable	11,401	(31,253)	(20,067)
Accrued salaries and wages	(2,325)	(6,245)	3,112
Other accrued liabilities	13,657	(3,239)	(3,466)
Net cash provided by (used in) operating activities	(9,772)	125,337	107,517
Investing activities
Acquisition of SFHC, net of cash acquired	(631,773)
Purchases of property, plant, and equipment	(3,302)	(114,933)	(52,884)
Proceeds from disposal of property, plant, and equipment	1,383	95	85
Investment in capitalized software	(124)	(2,466)	(2,209)
Purchase of intangible asset		(100)
Other	98	34	(311)
Net cash used in investing activities	(633,718)	(117,370)	(55,319)
Financing activities
Borrowings on bank line of credit	10,000		5,000
Issuance of bank debt, net of issuance costs	702,508		188,985
Issuance of common stock in IPO		173,080
Issuance of common stock, other	299,201	79	1,700
Proceeds from exercise of stock options		450
Payment of minimum withholding taxes on net share settlement of stock option exercise		(2,667)
Fees paid in conjunction with debt financing	(17,179)	(315)	(1,073)
Payments on bank line of credit	(8,000)		(7,000)
Payments on bank debt	(307,053)	(120,880)	(199,213)
Payments of deferred IPO issuance costs		(5,046)
Excess tax benefits related to share- based payments		728
Contingent consideration related to acquisition of SFHC		(248)	(22,885)
Net cash provided by (used in) financing activities	679,477	45,181	(34,486)
Net increase in cash and cash equivalents	35,987	53,148	17,712
Cash and cash equivalents at beginning of period		53,699	35,987
Cash and cash equivalents at end of period	35,987	106,847	53,699
Cash paid during the period for:
Interest	994	41,290	45,547
Income taxes		25,372	12,718
Non-cash investing and financing activities
Software development costs incurred but not paid	49	419	49
Construction in progress costs incurred but not paid	1,107	8,101	3,366
Issuance costs incurred but not paid		222
Successor options awarded in exchange for Predecessor options	11,091
Other consideration payable for acquisition of SFHC	25,522	2,359	2,607
Predecessor
Operating activities
Net income (loss)				14,324
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation				21,381
Amortization				22,664
Amortization of deferred financing costs and debt discount				1,997
Share-based compensation				7,481
Excess tax benefits related to share-based payments				(21,402)
Deferred income taxes				(10,508)
Equity in earnings of joint venture				(820)
(Gain) loss on disposal of property, plant, and equipment				8,773
Asset impairment				544
Dividend from joint venture				11,624
Changes in operating assets and liabilities:
Accounts receivable, net				(884)
Inventories, net				(16,539)
Prepaid expenses and other assets				(20,512)
Accounts payable				(12,301)
Accrued salaries and wages				6,985
Other accrued liabilities				6,827
Net cash provided by (used in) operating activities				16,612
Investing activities
Purchases of property, plant, and equipment				(44,201)
Proceeds from disposal of property, plant, and equipment				27,209
Investment in capitalized software				(2,578)
Change in restricted cash				4,951
Other				(2,870)
Net cash used in investing activities				(17,489)
Financing activities
Borrowings on bank line of credit				12,000
Fees paid in conjunction with debt financing				(311)
Payments on bank line of credit				(12,000)
Excess tax benefits related to share- based payments				21,402
Net cash provided by (used in) financing activities				21,091
Net increase in cash and cash equivalents				20,214
Cash and cash equivalents at beginning of period				72,462
Cash and cash equivalents at end of period				92,676
Cash paid during the period for:
Interest				18,144
Income taxes				54,655
Non-cash investing and financing activities
Software development costs incurred but not paid				10
Construction in progress costs incurred but not paid				$ 1,987